Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2014
Consolidated Variable Interest Entities [Member] | Independence Plaza And Warner Building [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	$ 0
Consolidated Variable Interest Entities [Member] | One Park Avenue, Independence Plaza, And Warner Building [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		0
Non Consolidated Variable Interest Entities [Member] | Independence Plaza And Warner Building [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	152,929
Non Consolidated Variable Interest Entities [Member] | One Park Avenue, Independence Plaza, And Warner Building [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets		$ 286,783